Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ (1)	$ 9
Transfers, liabilities arising form financing activities		4
Other non-cash movements, liabilities arising form financing activities		(8)
Changes In Net Debt [Abstract]
Net debt	6,814	7,961
Cash flows, net debt	(185)	(872)
Additions/acquisitions, net debt	142	251
Foreign exchange movements, net debt	229	(181)
Transfers (to)/from assets held for sale, net debt		(349)
Net debt	6,999	6,814
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	6,804	7,744
Cash flows, liabilities arising form financing activities	(288)	(557)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	(1)	9
Foreign exchange movements, liabilities arising form financing activities	163	(197)
Transfers (to)/from assets held for sale, liabilities arising form financing activities		(189)
Transfers, liabilities arising form financing activities		1
Other non-cash movements, liabilities arising form financing activities		(8)
Liabilities arising from financing activities, end of period	6,678	6,804
Derivatives and Vendor Financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	34	(20)
Cash flows, liabilities arising form financing activities	14	(14)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	10	69
Transfers (to)/from assets held for sale, liabilities arising form financing activities		0
Transfers, liabilities arising form financing activities		0
Other non-cash movements, liabilities arising form financing activities		0
Liabilities arising from financing activities, end of period	58	34
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	1,016	1,167
Cash flows, liabilities arising form financing activities	(177)	(157)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	142	251
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	61	(63)
Transfers (to)/from assets held for sale, liabilities arising form financing activities		(184)
Transfers, liabilities arising form financing activities		2
Other non-cash movements, liabilities arising form financing activities		0
Liabilities arising from financing activities, end of period	1,043	1,016
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	1,039	895
Cash flows, assets	(270)	179
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	6	(11)
Transfers (to)/from assets held for sale. assets		(24)
Assets, end of period	775	1,039
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	0	35
Cash flows, assets	5	(35)
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	0	0
Transfers (to)/from assets held for sale. assets		0
Assets, end of period	$ 6	$ 0